Contracts for inventory purchase commitment (Details)	12 Months Ended
Dec. 31, 2017
Concentrate [Member]
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2017 ~ 2030
Contracted amounts	39,662 Ton U3O8
Transformed [Member]
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2017 ~ 2030
Contracted amounts	22,934 Ton U
Enrichment [Member]
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2017 ~ 2029
Contracted amounts	25,530 Ton SWU
Molded [Member]
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2017 ~ 2022
Contracted amounts	2,004 Ton U